UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 10-D

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                     May 1, 2006 to June 1, 2006


       Commission File Number of issuing entity: 333-129480-08


                Structured Asset Securities Corporation
                    Mortgage Pass-Through Certificates
                            Series 2006-S2
        (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor: 333-129480


                Structured Asset Securities Corporation
           (Exact name of depositor as specified in its charter)


                          Lehman Brothers Holdings, Inc.
            (Exact name of sponsor as specified in its charter)


                                Delaware
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                             Not Applicable
                  (I.R.S. Employer Identification No.)


          745 Seventh Ave., 7th Floor, New York, NY                   10019
(Address of principal executive offices of the issuing entity)     (Zip Code)

                              (212)-526-7000
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class A1         [ ]             [ ]             [X]              ___________

Class A2         [ ]             [ ]             [X]              ___________

Class M1         [ ]             [ ]             [X]              ___________

Class M3         [ ]             [ ]             [X]              ___________

Class M4         [ ]             [ ]             [X]              ___________

Class M5         [ ]             [ ]             [X]              ___________

Class M6         [ ]             [ ]             [X]              ___________

Class M7         [ ]             [ ]             [X]              ___________

Class M8         [ ]             [ ]             [X]              ___________

Class M9         [ ]             [ ]             [X]              ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

On June 26, 2006, a distribution was made to holders of Structured Asset Securities Corp., Series 2006-S2. The distribution report is attached as an exhibit to this form 10-D. Please see Item 9(b), Exhibit 1, for the related information.


PART II - OTHER INFORMATION


Item 2. Legal Proceedings.

Provide the information required by Item 1117 of Regulation AB
(17 CFR 229.1117). As to such proceedings which have been terminated during the period covered by the report, provide similar information, including the date of termination and a description of the disposition thereof.

Item 3. Sales of Securities and Use of Proceeds.

on May 26, 2006 the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on
Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act):

       Class                Initial Principal Balance

      Class M2              $34,779,000
      Class B1              $5,250,000
      Class B2              $6,890,000
      Class B3              $10,499,000
      Class B4              $11,484,000
      Class X               $N/A - Economic Residual Excess Cash Flow
      Class P               $100 - Prepayment Penalty Amounts
      Class R               N/A  - Non Economic Tax Residual
      Class LT-R            N/A  - Non Economic Tax Residual

The net proceeds form the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.



Item 9. Exhibits.

(a) Distribution Date Statement

(b) Ex.1 - Distribution and Pool Performance Information (each of the data elements specified in Item 1121(a)(11), (12) and (14) of Regulation AB);




SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                          _____________________________
                                                   (Depositor)


Date: _______________                     _____________________________
                                                   (Signature)**


                                     [OR]

                                  Structured Asset Securities Corporation
                            Mortgage Pass-Through Certificates Series 2006-S2
                                          _____________________________
                                                 (Issuing entity)



Date: July 5, 2006                    By:    Aurora Loan Services LLC
     _________________                    _____________________________
                                                  (Servicer)**


                                             /s/ Michele Olds
                                          _____________________________
                                                 Michele Olds,
                                       Vice President Servicer Oversight




*   See General Instruction E to Form 10-D.

** Print the name and title of each signing officer under his or her signature.